Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000245604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BFS Equity Fund - Institutional Class
C000089323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LS Opportunity Fund - I
Without Sales Load [Member] | C000245604
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	11.80%	9.88%
Without Sales Load [Member] | C000089323
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%	8.12%	6.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	15.94%	12.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	15.94%	12.86%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	11.16%	12.94%	11.34%